INCOME TAXES - Summary of Components of Net Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred Tax Assets
Allowance and reserves	$ 2,432	$ 3,811
Net operating loss carryforward	168,691	167,844
Tax credit carryforwards	6,093	6,451
Property, plant and equipment	310	396
Stock-based compensation		29
Accrued warranties	13	12
Other	13,624	14,052
Total deferred tax assets	191,163	192,595
Deferred Tax Liabilities
Deferred revenue and customer advances, net	(87)	(88)
Prepaid expense	(41)	(42)
Total deferred tax liabilities	(128)	(130)
Total net deferred tax assets	191,035	192,465
Less: Valuation allowance	(190,198)	(190,334)
Total net deferred tax assets	$ 837	$ 2,131